Net loss per share (Details) - Schedule of earnings per share, basic and diluted (Parentheticals)	3 Months Ended
Mar. 31, 2023 $ / shares
Class A Common Stock [Member]
Net loss per share (Details) - Schedule of earnings per share, basic and diluted (Parentheticals) [Line Items]
Loss per share of Class A common stock diluted	$ (0.64) [1]

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and loss per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through March 31, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Loss per Share for additional information.